UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05987

Morgan Stanley New York Municipal Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York  10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-548-7786

Date of fiscal year end:  12/31

Date of reporting period:  7/1/15 – 6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05987

Reporting Period: 07/01/2015 - 06/30/2016

Morgan Stanley New York Municipal Money Market Trust

============= Morgan Stanley New York Municipal Money Market Trust =============

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

Ticker:       MNE            Security ID:  09255F307

Meeting Date: JUL 29, 2015   Meeting Type: Annual

Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael J. Castellano    For       For          Management

1.2   Elect Director Richard E. Cavanagh      For       For          Management

1.3   Elect Director Frank J. Fabozzi         For       For          Management

1.4   Elect Director Kathleen F. Feldstein    For       For          Management

1.5   Elect Director James T. Flynn           For       For          Management

1.6   Elect Director Jerrold B. Harris        For       For          Management

1.7   Elect Director R. Glenn Hubbard         For       For          Management

1.8   Elect Director W. Carl Kester           For       For          Management

1.9   Elect Director Barbara G. Novick        For       For          Management

1.10  Elect Director John M. Perlowski        For       For          Management

1.11  Elect Director Karen P. Robards         For       For          Management

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BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

Ticker:       BSE            Security ID:  09249U303

Meeting Date: JUL 29, 2015   Meeting Type: Annual

Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Frank J. Fabozzi         For       For          Management

1.2   Elect Director James T. Flynn           For       For          Management

1.3   Elect Director Barbara G. Novick        For       For          Management

1.4   Elect Director John M. Perlowski        For       For          Management

1.5   Elect Director Karen P. Robards         For       For          Management

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NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656602

Meeting Date: APR 22, 2016   Meeting Type: Annual

Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Judith M. Stockdale      For       For          Management

1a.2  Elect Director Carole E. Stone          For       For          Management

1a.3  Elect Director Margaret L. Wolff        For       For          Management

1a.4  Elect Director William C. Hunter        For       For          Management

1a.5  Elect Director William J. Schneider     For       For          Management

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NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAN            Security ID:  67066X701

Meeting Date: APR 22, 2016   Meeting Type: Annual

Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a.1  Elect Director Judith M. Stockdale      For       For          Management

1a.2  Elect Director Carole E. Stone          For       For          Management

1a.3  Elect Director Margaret L. Wolff        For       For          Management

1a.4  Elect Director William C. Hunter        For       For          Management

1a.5  Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley New York Municipal Money Market Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.